Condensed Financial Information of the Parent Company (Details 6) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Citycon OYJ [Member]
Condensed Financial Information [Line Items]
Dividends declared and received from subsidiaries	₪ 206	₪ 244	₪ 164